February 8, 1996




Clipper Fund, Inc.
9601 Wilshire Boulevard
Beverly Hills, California  90210

Gentlemen:

           You have requested our opinion as counsel to Clipper Fund, Inc., a California corporation (the "Company"), with respect to the shares of the Company's capital stock sold by the Company during its fiscal year ended December 31, 1995 (the "Shares"), in connection with the notice (the "Notice") being filed by the Company with the Securities and Exchange Commission pursuant to Rule 24f-2 adopted under the Investment Company Act of 1940, as amended (the "Act").

          In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:

          (a) The Company's Articles of Incorporation filed with the California Secretary of State on December 1, 1983, as amended on February 16, 1984, February 27, 1984, March 30, 1984 and May 2, 1984 (as so amended, the "Articles of Incorporation"), certified to us by an officer of the Company as being true and complete and in effect throughout the Company's fiscal year ended December 31, 1995 (the "Fiscal Year");

          (b) The Bylaws of the Company certified to us by an officer of the Company as being true and complete and in effect throughout the Fiscal Year;
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          (c)  The Company's Prospectus and Statement of Additional
Information effective during the Fiscal Year, as identified in the officer's certificate identified in (e) below;

          (d) Minutes of the meeting of the Board of Directors relating to the establishment of the Company authorizing the issuance of the Shares, as certified by an officer of the Company as being in full force and effect; and

          (e) A certificate of an officer of the Company concerning certain factual matters.

          In rendering our opinion below, we have assumed that all of the Shares were issued and sold for cash at the per-share public offering price on the date of their issuance in accordance with statements specified in the Company's then current Prospectus. In rendering our opinion, we have assumed that all monies paid in consideration for the Shares were actually received by the Company. We have not conducted an independent examination of the books and records of the Company for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

          Our opinion below is limited to the federal laws of the United States of America and the laws of the State of California, and we disclaim any opinion as to the laws of any other jurisdiction. We further disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.

          Based upon our examination of such provisions of law as we have deemed necessary and appropriate for the purposes of this opinion, and subject to the foregoing, we are of the opinion that the Shares, as sold pursuant to registration under the Securities Act of 1933, as amended, and Rule 24f-2 adopted under the Act, were legally issued, fully paid and nonassessable.

          We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Company with the Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any change of law that occurs, or any facts of which we become aware, after the date of this opinion.

                              Sincerely yours,

Prepared by:         _________
                        SAC

Attorney in Charge:  _________
                        JA

Committee Approval:  _________
                        TGH

                       CLIPPER FUND, INC.

                      OFFICER'S CERTIFICATE
      ISSUED REGARDING FISCAL YEAR ENDED DECEMBER 31, 1995


          The undersigned officer of Clipper Fund, Inc. (the "Company"), in connection with the opinion to be rendered by Heller, Ehrman, White & McAuliffe as required by Rule 24f-2(b)(1) promulgated under the Investment Company Act of 1940, as amended, in connection with the Company's filing of a Rule 24f-2 Notice with the Securities and Exchange Commission, hereby certifies to Heller, Ehrman, White & McAuliffe that:


          1. The undersigned is the Secretary/Treasurer of the Company and is authorized to execute this certificate on behalf of the Company;

          2. The undersigned has furnished you with a true and complete copy of the Company's Articles of Incorporation, and all amendments thereto, and such Articles of Incorporation have been in effect throughout the Company's fiscal year ended December 31, 1995 (the "Fiscal Year");

          3. The undersigned has furnished you with a true and complete copy of the Company's By-laws, and all amendments thereto, and such By-laws have been in effect throughout the Fiscal Year;

          4. The undersigned has furnished you with true and complete copies of the Prospectus and Statement of Additional
Information effective during the Fiscal Year, each dated April 30, 1995;

          5. The resolutions adopted by the Board of Directors of the Company authorizing the issuance of 200,000,000 shares of the Company's capital stock remain in full force and effect;

          6. 342,480 shares had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but remained unsold at the beginning of the Fiscal Year. A total of 2,335,012 shares were sold during the Fiscal Year. A total of 1,992,532 shares of the Company's capital stock (the "Shares") were sold by the Company during the Fiscal Year, all of which were sold in reliance upon Rule 24f-2 and in accordance with the requirements of the Company's Form N-1A Registration Statement filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as that Registration Statement was amended and in effect throughout the Fiscal Year;

          7. The total number of Shares issued and sold during the Fiscal Year is correctly reflected in the Company's Rule 24f-2 Notice for the Fiscal Year;

          8. At no time during the Fiscal Year did the number of issued and outstanding Shares exceed 200,000,000;

          9. All sales of the Company's Shares effected during the Fiscal Year were sold at the public offering price described in the Company's then-current Prospectus, such sales were made for cash equal in amount to the net asset value of such Shares on the dates they were issued, and such cash was actually received by the Company; and

          10. At no time during the Fiscal Year was the right of Company shareholders to redeem their Shares suspended.


                              ____________________________
                              Michael Kromm,
                              Secretary/Treasurer
                              Clipper Fund, Inc.

Dated:  February __, 1996.

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